Segment Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Company's geographic operations
Net revenues	$ 880,669	$ 768,241	$ 665,106
Long-lived assets	47,495	63,729	80,920
China
Company's geographic operations
Net revenues	864,075	762,200	660,695
Long-lived assets	47,235	63,428	75,691
International
Company's geographic operations
Net revenues	16,594	6,041	4,411
Long-lived assets	$ 260	$ 301	$ 5,229